Operating Segment Information - Summary of Segment adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ 498	€ 448	€ 398
Metal price lag		22	4
Start-up and development costs	(21)	(17)	(25)
Manufacturing system and process transformation costs		(2)	(5)
Wise integration and acquisition costs			(2)
Wise one-time costs			(20)
Wise purchase price adjustment			20
Share-based compensation costs	(12)	(8)	(6)
Gains on pension plan amendments	36	20
Depreciation and amortization	(197)	(171)	(155)
Restructuring costs	(1)	(4)	(5)
Unrealized (losses) / gains on derivatives	(84)	57	71
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities-net		(4)	3
Gains / (losses) on disposals	186	(3)	(10)
Other	(1)		(1)
(Loss) / Income from operations	404	338	267
Finance costs-net	(149)	(260)	(188)
Share of loss of joint-ventures	(33)	(29)	(14)
Income before income tax	222	49	65
Income tax (expense) / benefit	(32)	(80)	(69)
Net income / (loss)	190	(31)	(4)
P&ARP [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	243	204	204
A&T [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	152	146	118
AS&I [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	125	120	104
Start-up and development costs	21	16
Holdings & Corporate [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ (22)	€ (22)	€ (28)